Consolidated Schedule of Investments (unaudited) June 30, 2019	iShares® India 50 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 5.7%
Bajaj Auto Ltd.	172,378	$7,059,813
Eicher Motors Ltd.	18,419	5,106,915
Hero MotoCorp Ltd.	171,858	6,427,169
Mahindra & Mahindra Ltd.	1,234,295	11,718,449
Maruti Suzuki India Ltd.	175,952	16,656,908
Tata Motors Ltd.(a)	2,369,791	5,580,523

		52,549,777

Banks — 29.2%
Axis Bank Ltd.(a)	2,408,801	28,215,364
Axis Bank Ltd., GDR(a)(b)	59,685	3,473,667
HDFC Bank Ltd., ADR, NVS(c)	211,618	27,518,805
HDFC Bank Ltd.	2,087,463	73,901,528
ICICI Bank Ltd.	8,540,253	54,079,093
IndusInd Bank Ltd.	678,660	13,867,660
Kotak Mahindra Bank Ltd.	1,769,092	37,856,301
State Bank of India(a)	5,080,155	26,586,592
Yes Bank Ltd.	2,453,734	3,865,757

		269,364,767

Chemicals — 2.0%
Asian Paints Ltd.	596,795	11,742,235
UPL Ltd.	485,469	6,593,067

		18,335,302

Construction & Engineering — 4.0%
Larsen & Toubro Ltd.	1,634,511	36,778,421

Construction Materials — 1.7%
Grasim Industries Ltd.	522,322	6,916,874
UltraTech Cement Ltd.	138,160	9,118,630

		16,035,504

Consumer Finance — 1.8%
Bajaj Finance Ltd.	314,740	16,784,461

Diversified Telecommunication Services — 0.5%
Bharti Infratel Ltd.	1,126,307	4,357,398

Electric Utilities — 1.0%
Power Grid Corp. of India Ltd.	3,116,487	9,341,221

Food Products — 0.7%
Britannia Industries Ltd.	155,884	6,196,066

Gas Utilities — 0.6%
GAIL India Ltd.	1,223,949	5,531,287

Household Products — 2.6%
Hindustan Unilever Ltd.	945,695	24,490,593

Independent Power and Renewable Electricity Producers — 1.3%
NTPC Ltd.	5,763,260	11,801,627

Insurance — 1.1%
Bajaj Finserv Ltd.	80,052	9,886,136

IT Services — 13.7%
HCL Technologies Ltd.	718,171	11,076,756
Infosys Ltd.	5,027,585	53,314,871
Tata Consultancy Services Ltd.	1,390,864	44,876,785
Tech Mahindra Ltd.	834,040	8,537,650
Wipro Ltd.	2,077,268	8,441,182

		126,247,244

Security	Shares	Value

Media — 0.4%
Zee Entertainment Enterprises Ltd.	788,315	$3,867,486

Metals & Mining — 2.7%
Hindalco Industries Ltd.	1,932,469	5,796,497
JSW Steel Ltd.	1,343,955	5,385,360
Tata Steel Ltd.	999,128	7,300,861
Vedanta Ltd.	2,411,186	6,090,186

		24,572,904

Oil, Gas & Consumable Fuels — 12.4%
Bharat Petroleum Corp. Ltd.	1,062,505	6,040,782
Coal India Ltd.	2,365,866	8,698,806
Indian Oil Corp. Ltd.	3,240,216	7,318,093
Oil & Natural Gas Corp. Ltd.	4,163,412	10,117,886
Reliance Industries Ltd.	4,531,440	82,262,105

		114,437,672

Pharmaceuticals — 2.1%
Cipla Ltd./India	671,979	5,387,806
Dr. Reddy’s Laboratories Ltd.	160,520	5,930,944
Sun Pharmaceutical Industries Ltd.	1,461,059	8,486,641

		19,805,391

Textiles, Apparel & Luxury Goods — 1.2%
Titan Co. Ltd.	552,364	10,680,384

Thrifts & Mortgage Finance — 8.3%
Housing Development Finance Corp. Ltd.	2,276,775	72,303,335
Indiabulls Housing Finance Ltd.	441,494	3,886,798

		76,190,133

Tobacco — 4.9%
ITC Ltd.	11,359,499	45,066,079

Transportation Infrastructure — 0.7%
Adani Ports & Special Economic Zone Ltd.	1,041,772	6,190,792

Wireless Telecommunication Services — 1.4%
Bharti Airtel Ltd.	2,513,172	12,620,927

Total Common Stocks — 100.0% (Cost: $551,957,142)		921,131,572

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(d)(e)(f)	969,191	969,676
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	262,025	262,025

		1,231,701

Total Short-Term Investments — 0.1% (Cost: $1,231,701)		1,231,701

Total Investments in Securities — 100.1% (Cost: $553,188,843)		922,363,273

Other Assets, Less Liabilities — (0.1)%		(971,176)

Net Assets — 100.0%		$921,392,097

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® India 50 ETF

(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	969,191	969,191	$969,676	$69	(a)	$(261)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	425,261	(163,236)	262,025	262,025	55,208		—	—

				$1,231,701	$55,277		$(261)	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini	2	09/20/19	$105	$627

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$921,131,572	$—	$—	$921,131,572
Money Market Funds	1,231,701	—	—	1,231,701

	$922,363,273	$—	$—	$922,363,273

Derivative financial instruments(a)
Assets
Futures Contracts	$627	$—	$—	$627

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

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